CONCENTRATION (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Risks and Uncertainties [Abstract]
Schedule of concentration risk

Customers who accounted for 10% or more of the Company’s revenues (goods sold and services) and its outstanding balance of accounts receivable are presented as follows:

	For the Six Months Ended December 31, 2020		As of December 31, 2020
	Revenue	Percentage of total revenue	Accounts receivable	Percentage of total accounts receivable

Customer A	$1,053,587	18%	$276,004	8%
Customer B	867,393	15%	29,501	1%
Total	$1,920,980	33%	$305,505	9%

	For the Six Months Ended December 31, 2019		As of December 31, 2019
	Revenue	Percentage of total revenue	Accounts receivable	Percentage of total accounts receivable

Customer A	$1,732,012	12%	$-	-%
Total	$1,732,012	12%	$-	-%

	For the Three Months Ended December 31, 2020		As of December 31, 2020
	Revenue	Percentage of total revenue	Accounts receivable	Percentage of total accounts receivable

Customer A	$419,600	14%	$276,004	8%
Customer B	580,436	19%	29,501	1%
Customer C	312,594	10%	144,581	4%
Total	$1,312,630	43%	$450,086	13%

	For the Three Months Ended December 31, 2019		As of December 31, 2019
	Revenue	Percentage of total revenue	Accounts receivable	Percentage of total accounts receivable

Customer A	$871,138	12%	$-	-%
Customer B	773,138	11%	-	-%
Customer C	851,841	12%	-	-%
Total	$2,496,117	35%	$-	-%

Customers who accounted for 10% or more of the Company’s revenues (goods sold and services) and its outstanding balance of accounts receivable are presented as follows:

	For the Year Ended June 30, 2020		As of June 30, 2020

	Revenue	Percentage of revenue	Accounts receivable	Percentage of accounts receivable

Customer A	$3,235,320	16%	$648,786	20%
Customer B	2,168,387	11%	-	-%
Total	$5,403,707	27%	$648,786	20%

	For the Year Ended June 30, 2019		As of June 30, 2019

	Revenue	Percentage of total revenue	Accounts receivable	Percentage of total accounts receivable

Customer A	$1,796,854	15%	$107,414	3%
Customer B	2,935,278	24%	270,301	7%
Total	$4,732,132	39%	$377,715	10%

Schedule of major suppliers

The suppliers who accounted for 10% or more of the Company’s total purchases (materials and services) and its outstanding balance of accounts payable are presented as follows:

	For the Six Months Ended December 31, 2020		As of December 31, 2020
	Purchase	Percentage of total purchase	Accounts payable	Percentage of total accounts payable

Supplier A	$743,919	15%	$-	-%
Supplier B	524,926	10%	293,821	12%
Total	$1,268,845	25%	$293,821	12%

	For the Six Months Ended December 31, 2019		As of December 31, 2019
	Purchase	Percentage of total purchase	Accounts payable	Percentage of total accounts payable

Supplier A - related party	$1,464,537	13%	$-	-%
Supplier B	2,168,109	19%	126,261	4%
Total	$3,632,646	32%	$126,261	4%
	For the Three Months Ended December 31, 2020		As of December 31, 2020
	Purchase	Percentage of total purchase	Accounts payable	Percentage of total accounts payable

Supplier A	$448,321	17%	$-	-%
Total	$448,321	17%	$-	-%

	For the Three Months Ended December 31, 2019		As of December 31, 2019
	Purchase	Percentage of total purchase	Accounts payable	Percentage of total accounts payable

Supplier A - related party	$880,773	15%	$-	-%
Supplier B	1,056,219	17%	126,261	4%
Total	$1,936,992	32%	$126,261	4%

The suppliers who accounted for 10% or more of the Company’s total purchases (materials and services) and its outstanding balance of accounts payable are presented as follows:

	For the Year Ended June 30, 2020		As of June 30, 2020
	Total Purchase	Percentage of total purchase	Accounts payable	Percentage of total accounts payable

Supplier A - related party	$1,630,684	10%	$-	-%
Supplier B	3,053,591	18%	218,709	8%
Total	$4,684,275	28%	$218,709	8%

	For the Year Ended June 30, 2019		As of June 30, 2019
	Total Purchase	Percentage of total purchase	Accounts payable	Percentage of total accounts payable

Supplier A - related party	$1,993,512	20%	$-	-%
Supplier B - related party	1,505,387	15%	-	-%
Supplier C	1,731,235	17%	-	-%
Total	$5,230,134	52%	$-	-%